Notes Payable - Interest Expense (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Notes Payable
Interest expense				$ 1,187	$ 1,187	$ 2,899
Amortization of Debt Discount				118	118	445
Loss on Extinguishment			$ 0	2,796	2,796	0
Other			4	11	9	15
Total Interest Expense	$ 1	$ 4	$ 4	$ 4,112	$ 4,109	$ 3,359